Trade and Other Payables (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Provisions for employee benefits	$ 10,594	$ 10,902
Phantom Warrants [Member]
IfrsStatementLineItems [Line Items]
Provisions for employee benefits	$ 9,500
Warrants description	The Group uses the Black Scholes option pricing model to determine the fair value of the phantom warrants which have an exercise price of US$0.37, volatility of 176% and risk-free rate of 0.35%, which vests in three tranches being January 21, 2021, July 21, 2021 and January 21, 2022, equal to 1.50% of the outstanding shares of the Group on the vesting date.